Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth information required under the SEC's "pay versus performance" rules over the last five years, including: (i) the total compensation earned by our principal executive officer "PEO" (as reported on our Summary Compensation Table), (ii) the compensation “actually paid” to our PEO (calculated in accordance with Regulation S-K); (iii) the average of the total compensation earned by our other named executive officers "NEOs" (calculated based upon our Summary Compensation Table); (iv) the average compensation “actually paid” to our other NEOs (calculated in accordance with Regulation S-K); (v) our total shareholder return (TSR) compared to our peer group; (vi) our net income; and (vii) our diluted earnings per share (a selected performance measure):

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO David R. Harlow	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Other NEO's (2)	Average Compensation Actually Paid to Other NEO's (1)(2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (Dollars in thousands)	Diluted Earnings Per Share (4)
2025	$1,007,628	$1,598,655	$791,674	850,811	$197.83	$149.15	$240,610	$7.11
2024	970,435	1,344,479	602,170	714,040	215.10	139.30	216,354	6.44
2023	921,902	1,117,506	648,062	699,813	175.47	115.54	212,465	6.34
2022	875,896	1,525,584	701,119	993,303	156.06	119.65	193,100	5.77
2021	796,734	1,055,367	557,195	671,370	122.77	142.91	167,630	5.03

(1) Compensation actually paid (CAP) represents the amount computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation reported in our Summary Compensation Table. The reconciliation of the CAP is shown in the tables below.

(2) NEO's included in the average calculations are: John K. Slay, Jr. for 2025, Hannah Andrus for 2024-2025, Kevin Lawrence for 2021-2024, David E. Rainbolt for 2021-2024 and Darryl W. Schmidt and Scott Copeland for the five years presented.

(3) Peer Group Total Shareholder Return using the NASDAQ Bank Stocks (U.S.).

(4) Diluted earnings per share was selected as the most important performance measurement for the current year other than net income which is also presented in the table.

David R. Harlow - PEO
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Equity Awards	Add: Change in Fair Value of Equity Awards	Compensation Actually paid
2025	$1,007,628	$(67,191)	$31,290	$—	$626,928	$1,598,655
2024	970,435	(61,529)	29,472	—	406,101	1,344,479
2023	921,902	(56,297)	27,760	—	224,141	1,117,506
2022	875,896	(51,465)	26,147	—	675,006	1,525,584
2021	796,734	(47,006)	24,628	—	281,011	1,055,367

Average Other NEOs (2)
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Equity Awards	Add: Change in Fair Value of Equity Awards	Compensation Actually paid
2025	$791,674	$(40,891)	$19,054	$(84,563)	$165,538	$850,811
2024	602,170	(22,270)	10,672	(70,424)	193,892	714,040
2023	648,062	(25,470)	12,565	—	64,656	699,813
2022	701,119	(23,284)	11,835	(88,037)	391,670	993,303
2021	557,195	(21,266)	11,148	—	124,293	671,370

Company Selected Measure Name	Diluted earnings per share
Named Executive Officers, Footnote

Information with respect to our executive officers (including certain executive officers of BancFirst, our principal subsidiary bank) as of March 31, 2026 is set forth below. Each officer serves a term of office of one year or until the election and qualification of his or her successor.

Name	Age	Executive Officer Since	Position
David R. Harlow	63	1999	President and Chief Executive Officer, BancFirst Corporation
Darryl W. Schmidt	63	2002	President and Chief Executive Officer, BancFirst
Hannah Andrus	40	2024	Executive Vice President, Chief Financial Officer and Treasurer
Scott Copeland	61	1992	Executive Vice President and Chief Operations Officer, BancFirst
John K. Slay, Jr.	61	2025	Executive Vice President and Chief Credit Officer, BancFirst
Jason A. Carroll	46	2025	Executive Vice President and Chief Risk Officer
Kelly Foster	57	1998	Executive Vice President and Chief Compliance Officer, BancFirst
D. Jay Hannah	70	1984	Executive Vice President and Chief Communications Officer, BancFirst
Dara Wanzer	54	2017	Executive Vice President of Human Resources, BancFirst

Each of the above-named executive officers has been employed by the Company for at least the last five years, with the exception of Hannah Andrus and Jason A. Carroll. Hannah Andrus joined the Company in 2024 and prior to such date and for at least five years preceding her employment with the Company, Ms. Andrus was a Senior Manager, Assurance Services for Ernst & Young LLP. Jason A. Carroll joined the Company in 2024 and prior to such date and for at least five years preceding his employment with the Company, Mr. Carroll was the Manager of Internal Audit at Centennial Bank of Arkansas.

Peer Group Issuers, Footnote	(3) Peer Group Total Shareholder Return using the NASDAQ Bank Stocks (U.S.).
PEO Total Compensation Amount	$ 1,007,628	$ 970,435	$ 921,902	$ 875,896	$ 796,734
PEO Actually Paid Compensation Amount	$ 1,598,655	1,344,479	1,117,506	1,525,584	1,055,367
Adjustment To PEO Compensation, Footnote

(1) Compensation actually paid (CAP) represents the amount computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation reported in our Summary Compensation Table. The reconciliation of the CAP is shown in the tables below.

David R. Harlow - PEO
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Equity Awards	Add: Change in Fair Value of Equity Awards	Compensation Actually paid
2025	$1,007,628	$(67,191)	$31,290	$—	$626,928	$1,598,655
2024	970,435	(61,529)	29,472	—	406,101	1,344,479
2023	921,902	(56,297)	27,760	—	224,141	1,117,506
2022	875,896	(51,465)	26,147	—	675,006	1,525,584
2021	796,734	(47,006)	24,628	—	281,011	1,055,367

Non-PEO NEO Average Total Compensation Amount	$ 791,674	602,170	648,062	701,119	557,195
Non-PEO NEO Average Compensation Actually Paid Amount	$ 850,811	714,040	699,813	993,303	671,370
Adjustment to Non-PEO NEO Compensation Footnote

(1) Compensation actually paid (CAP) represents the amount computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation reported in our Summary Compensation Table. The reconciliation of the CAP is shown in the tables below.

Average Other NEOs (2)
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Equity Awards	Add: Change in Fair Value of Equity Awards	Compensation Actually paid
2025	$791,674	$(40,891)	$19,054	$(84,563)	$165,538	$850,811
2024	602,170	(22,270)	10,672	(70,424)	193,892	714,040
2023	648,062	(25,470)	12,565	—	64,656	699,813
2022	701,119	(23,284)	11,835	(88,037)	391,670	993,303
2021	557,195	(21,266)	11,148	—	124,293	671,370

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Compared to Total Shareholder Return

The graph below shows our CAP compared to our TSR over the past five-year period. The amount of compensation actually paid to the Company's PEO and NEOs as a group is generally aligned with the Company's TSR over the five years presented in the table.

CAP vs. TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Compared to Net Income

The graph below shows our CAP compared to our net income over the past five-year period. The amount of compensation actually paid to the Company's PEO and NEOs as a group is generally aligned with the Company's net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid Compared to Diluted EPS

The graph below shows our CAP compared to our diluted EPS over the past five-year period. The amount of compensation actually paid to the Company's PEO and NEOs as a group is generally aligned with the Company's diluted EPS over the five years presented in the table.

CAP vs. Diluted EPS

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company Compared to the Cumulative TSR of the Peer Group

The graph below shows our TSR, showing the actual return of our stock price with dividends reinvested, expressed as a cumulative return to our shareholders over the past five-year period. The Company's cumulative TSR outperformed the NASDAQ Bank Stocks during 2022, 2023, 2024 and 2025.

TSR VS. PEER GROUP TSR

Tabular List, Table

Most Important Financial Performance Measures. Listed below are the performance measures that our compensation committee views as the most important financial measures it uses to link the compensation actually paid to our principal executive officer and other named executive officers for the year ended December 31, 2025:

1.
Budgeted net income;
2.
Classified assets to capital; and
3.
Internal audit ratings.

Total Shareholder Return Amount	$ 197.83	215.1	175.47	156.06	122.77
Peer Group Total Shareholder Return Amount	149.15	139.3	115.54	119.65	142.91
Net Income (Loss)	$ 240,610,000	$ 216,354,000	$ 212,465,000	$ 193,100,000	$ 167,630,000
Company Selected Measure Amount	7.11	6.44	6.34	5.77	5.03
Measure:: 1
Pay vs Performance Disclosure
Name	Budgeted net income
Non-GAAP Measure Description	(4) Diluted earnings per share was selected as the most important performance measurement for the current year other than net income which is also presented in the table.
Measure:: 2
Pay vs Performance Disclosure
Name	Classified assets to capital
Measure:: 3
Pay vs Performance Disclosure
Name	Internal audit ratings
PEO | Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (67,191)	$ (61,529)	$ (56,297)	$ (51,465)	$ (47,006)
PEO | Add: Service Cost of the Supplemental Executive Retirement Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,290	29,472	27,760	26,147	24,628
PEO | Add: Change in Value of Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	626,928	406,101	224,141	675,006	281,011
Non-PEO NEO | Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,891)	(22,270)	(25,470)	(23,284)	(21,266)
Non-PEO NEO | Add: Service Cost of the Supplemental Executive Retirement Plan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,054	10,672	12,565	11,835	11,148
Non-PEO NEO | Deduct: Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,563)	(70,424)		(88,037)
Non-PEO NEO | Add: Change in Value of Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 165,538	$ 193,892	$ 64,656	$ 391,670	$ 124,293